RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenues
Operating lease revenue									$ 429,691	$ 406,563	[1]	$ 351,792	[1]
Finance lease income									299	0	[1]	0	[1]
Equity earnings from unconsolidated subsidiary									1,159	3,562	[1]	1,491	[1]
Gain on sale of aircraft									28,959	14,761	[1]	5,421	[1]
Interest and other income									2,289	662	[1]	1,930	[1]
Total revenues	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 120,288	$ 102,374	$ 108,566	$ 94,320	462,397	425,548	[1]	360,634	[1]
Expenses
Depreciation									159,732	166,983	[1]	138,336	[1]
Aircraft impairment									66,093	1,200	[1]	6,166	[1]
Interest expense									145,448	142,519	[1]	120,399	[1]
Selling, general and administrative									33,674	41,033	[1]	39,593	[1]
Ineffective, dedesignated and terminated derivatives									4,134	72	[1]	(1,263)	[1]
Net (gain) loss on extinguishment of debt									17,491	(2,194)	[1]	(15,147)	[1]
Maintenance and other costs									7,628	7,060	[1]	15,476	[1]
Total expenses									434,200	356,673	[1]	303,560	[1]
Net income before provision for income taxes									28,197	68,875	[1]	57,074	[1]
Provision for income taxes									5,399	8,691	[1]	3,134	[1]
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Earnings per share:
Basic (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	[1]	$ 1.55	[1]
Diluted (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	[1]	$ 1.55	[1]
As Previously Reported [Member]
Revenues
Operating lease revenue										$ 404,668		$ 359,409
Finance lease income										0		0
Equity earnings from unconsolidated subsidiary										2,456		1,871
Gain on sale of aircraft										18,878		6,277
Interest and other income										662		1,930
Total revenues										426,664		369,487
Expenses
Depreciation										175,547		146,400
Aircraft impairment										0		8,825
Interest expense										142,519		120,399
Selling, general and administrative										41,148		37,418
Ineffective, dedesignated and terminated derivatives										72		(1,263)
Net (gain) loss on extinguishment of debt										(3,922)		(15,881)
Maintenance and other costs										6,960		15,454
Total expenses										362,324		311,352
Net income before provision for income taxes										64,340		58,135
Provision for income taxes										8,263		5,659
Net income										$ 56,077		$ 52,476
Earnings per share:
Basic (in dollars per shares)										$ 1.32		$ 1.51
Diluted (in dollars per shares)										$ 1.32		$ 1.50
Adjustments [Member]
Revenues
Finance lease income										$ 0		$ 0
Equity earnings from unconsolidated subsidiary										1,106		(380)
Gain on sale of aircraft										(4,117)		(856)
Expenses
Depreciation										(8,564)		(8,064)
Aircraft impairment										1,200		(2,659)
Net income										4,107		1,464
Maintenance Rights Adjustments [Member] | Adjustments [Member]
Revenues
Operating lease revenue										1,895		(8,062)
Finance lease income										0		0
Equity earnings from unconsolidated subsidiary										0		0
Gain on sale of aircraft										(4,564)		(856)
Interest and other income										0		0
Total revenues										(2,669)		(8,918)
Expenses
Depreciation										(8,290)		(7,854)
Aircraft impairment										0		(2,659)
Interest expense										0		0
Selling, general and administrative										0		0
Ineffective, dedesignated and terminated derivatives										0		0
Net (gain) loss on extinguishment of debt										1,713		0
Maintenance and other costs										0		0
Total expenses										(6,577)		(10,513)
Net income before provision for income taxes										3,908		1,595
Provision for income taxes										751		118
Net income										3,157		1,477
Other Adjustments [Member] | Adjustments [Member]
Revenues
Operating lease revenue										0		445
Finance lease income										0		0
Equity earnings from unconsolidated subsidiary										1,106		(380)
Gain on sale of aircraft										447		0
Interest and other income										0		0
Total revenues										1,553		65
Expenses
Depreciation										(274)		(210)
Aircraft impairment										1,200		0
Interest expense										0		0
Selling, general and administrative										(115)		2,175
Ineffective, dedesignated and terminated derivatives										0		0
Net (gain) loss on extinguishment of debt										15		734
Maintenance and other costs										100		22
Total expenses										926		2,721
Net income before provision for income taxes										627		(2,656)
Provision for income taxes										(323)		(2,643)
Net income										$ 950		$ (13)

[1]	As restated